Purchase Obligations - Schedule (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Purchase Obligations
Contractual obligations for acquisition of property, plant, and equipment and intangible assets.	€ 344	€ 270
Other purchase obligations	8,300	9,322
Purchase obligations	€ 8,644	€ 9,592